Income Taxes (Schedule of Non-Capital Loss Carry-Forwards) (Details)	12 Months Ended
Jun. 30, 2018 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2023	$ 236,000
2027	1,113,000
2028	1,003,000
2029	1,071,000
2030	621,000
2031	430,000
2032	447,000
2033	453,000
2034	389,000
2035	785,000
2036	449,000
2037	444,000
2038	16,000
Non-capital loss carry-forwards	7,457,000
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2023
2027	1,113,000
2028	1,003,000
2029	1,071,000
2030	621,000
2031	430,000
2032	447,000
2033	453,000
2034	389,000
2035	785,000
2036	449,000
2037	444,000
2038	16,000
Non-capital loss carry-forwards	7,221,000
Indonesia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2023	236,000
2027
2028
2029
2030
2031
2032
2033
2034
2035
2036
2037
2038
Non-capital loss carry-forwards	$ 236,000